UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code:	(877) 876-1121

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 140.22%
Aerospace & Defense - 3.41%
DAE Aviation Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	$3,314,420	$3,336,428
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 7/13/2021(b)	2,381,094	2,357,283
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	1,191,045	1,192,540
1M US L + 7.25%, 03/08/2026	1,000,000	1,001,250
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	1,375,000	1,385,601
		9,273,102

Air Transport - 0.73%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 03/14/2025	1,985,000	1,979,839

Automotive - 1.74%
Bright Bidco BV, First Lien 2018 Refinancing B Term Loan, 1M US L + 3.50%, 06/28/2024	806,940	798,955
CH Hold Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025(b)	1,052,632	1,068,421
Dealer Tire LLC, First Lien Refinancing Term Loan, 3M US L + 3.25%, 12/22/2021	1,280,667	1,240,646
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	1,613,519	1,629,655
		4,737,677

Brokers, Dealers & Investment Houses - 0.66%
Advisor Group, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 08/15/2025	660,000	665,775
Edelman Financial Center LLC, Second Lien Initial Term Loan, 3M US L + 6.75%, 06/26/2026(b)	676,923	693,000
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/12/2025	440,000	440,825
		1,799,600

Building & Development - 9.56%
American Bath Group LLC, Second Lien Term Loan:
3M US L + 4.25%, 09/30/2023	3,224,176	3,262,511
3M US L + 9.75%, 09/30/2024(b)	250,000	253,750
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024	291,852	294,407
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 11/15/2021(c)	1,351,608	1,182,657
Fastener Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/28/2025	1,865,625	1,872,621
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	3,260,757	3,131,338
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/30/2025(c)	3,294,500	3,262,791
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	2,400,000	2,406,000
LBM Borrower LLC, First Lien Tranche C Term Loan, 2M US L + 3.75%, 08/19/2022	4,152,436	4,184,887
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	877,800	886,578
Specialty Building Products Holdings LLC, First Lien 2017 Initial Retired 10/01/2018 Term Loan, 1M US L + 6.00%, 10/28/2023	2,726,047	2,741,395
SRS Distribution, Inc., First Lien Initial Term Loan, 2M US L + 3.25%, 05/23/2025	2,520,000	2,506,090
		25,985,025

Business Equipment & Services - 21.55%
Access CIG LLC, First Lien B Term Loan:
1M US L + 3.75%, 02/27/2025	135,320	136,250
1M US L + 3.75%, 02/27/2025	675,079	679,720
1M US L + 7.75%, 02/27/2026	119,565	120,238
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	1,041,223	966,775
1M US L + 3.25%, 07/25/2021	962,813	889,398
1M US L + 6.50%, 07/25/2022	3,248,461	2,749,010
AqGen Ascensus, Inc., First Lien Replacement Term Loan:
3M US L + 1.66%, 12/03/2022(b)(d)	42,533	42,719
1M US L + 3.50%, 12/03/2022	182,417	183,158
1M US L + 3.50%, 12/03/2022	1,200,659	1,205,540
BMC Acquisition, Inc., First Lien Initial Term Loan, 6M US L + 5.25%, 12/18/2024(b)	868,438	874,951
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.25%, 11/01/2024	2,054,423	2,052,276

	Principal
	Amount	Value

Business Equipment & Services (continued)
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1Y US L + 3.00%, 02/03/2025	$25,064	$25,105
1M US L + 3.00%, 02/03/2025	232,759	233,147
3M US L + 6.75%, 02/01/2026	465,517	469,591
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	2,158,335	2,170,249
Explorer Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 05/02/2023	2,969,620	2,993,748
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025	1,393,060	1,398,284
1M US L + 9.00%, 04/10/2026(b)	2,200,000	2,101,000
GlobalLogic Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/25/2025	272,120	274,757
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 3.50%, 05/23/2025	244,657	247,104
Information Resources, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 01/18/2024	2,444,169	2,465,555
3M US L + 8.25%, 01/20/2025	2,000,000	2,017,500
Inmar, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 05/01/2024	392,742	394,460
1M US L + 8.00%, 05/01/2025(b)	1,183,432	1,189,349
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	1,649,800	1,661,143
KUEHG Corp., Second Lien Tranche B Term Loan, 3M US L + 8.25%, 08/15/2025	2,250,000	2,283,750
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.875%, 12/09/2022	2,029,736	1,968,844
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	1,110,211	1,110,111
1M US L + 7.25%, 12/01/2025	1,036,364	1,038,436
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan:
3M US L + 3.75%, 05/19/2025	2,047,938	2,058,178
3M US L + 7.50%, 05/22/2026(b)	1,540,000	1,518,825
PricewaterhouseCoopers Public Sector LLP, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	440,000	442,200
PT Intermediate Holdings III LLC, First Lien B Term Loan, 3M US L + 4.00%, 12/9/2024	1,575,241	1,578,202
Red Ventures LLC, First Lien Term Loan, 1M US L + 4.00%, 11/08/2024	735,079	744,726
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan:
1M US L + 2.75%, 03/01/2021	2,542,280	2,546,462
1M US L + 5.75%, 02/28/2022	2,309,374	2,322,376
St. George's University Scholastic Services LLC, First Lien Term Loan, 1M US L + 3.50%, 07/17/2025(b)	1,911,778	1,935,675
Staples, Inc., First Lien Closing Date Term Loan, 3M US L + 4.00%, 09/12/2024	783,366	784,674
Surveymonkey, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/13/2024(b)	3,489,308	3,502,393
ThoughtWorks, Inc., First Lien Replacement Term Loan:
1M US L + 4.00%, 10/11/2024(b)	298,759	300,253
1M US L + 4.00%, 10/11/2024	997,500	1,004,981
TIBCO Software, Inc., First Lien B-1 Term Loan, 1M US L + 3.50%, 12/04/2020	907,086	912,284
TRC Cos., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	1,732,500	1,738,997
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	3,184,000	3,209,870
		58,542,264

Chemical & Plastics - 3.46%
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 06/27/2025(b)	2,633,400	2,653,151
Emerald Performance Materials LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 07/30/2021	1,952,775	1,969,051
Pinnacle Operating Corp., First Lien B Refinancing Term Loan, 1M US L + 3.625%, 11/15/2021(b)	635,541	574,370
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	293,000	291,411
1M US L + 7.00%, 01/26/2026(b)	600,000	594,750
Starfruit Finco B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025(c)	1,847,015	1,857,017
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
3M US L + 4.00%, 10/28/2024	732,004	736,429
2M US L + 8.25%, 10/27/2025	725,111	730,854
		9,407,033

Conglomerates - 2.65%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 6/30/2021	935,425	934,255
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 2M US L + 3.75%, 07/11/2025	1,154,098	1,163,118

	Principal
	Amount	Value

Conglomerates (continued)
Output Services Group, Inc., First Lien B Term Loan:
1M US L + 4.25%, 03/21/2024(c)	$530,391	$535,032
3M US L + 4.25%, 03/27/2024(c)	82,265	82,470
SSH Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	651,852	658,371
TravelCLICK, Inc., Second Lien Initial Retired 10/04/2018 Term Loan:
1M US L + 3.50%, 05/06/2021	2,898,278	2,904,075
1M US L + 7.75%, 11/06/2021(b)	933,333	933,333
		7,210,654

Containers & Glass Products - 3.87%
Caraustar Industries, Inc., First Lien Refinancing Term Loan, 3M US L + 5.50%, 03/14/2022	2,608,870	2,635,442
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,309,524	1,314,271
Goodpack, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	620,110	627,086
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	1,094,500	1,103,393
Loparex International BV, First Lien B Term Loan, 3M US L + 4.25%, 03/28/2025	698,250	707,854
Pregis Holding I Corp., First Lien Term Loan, 3M US L + 3.50%, 5/20/2021(b)	816,253	810,131
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 11/20/2023	587,741	590,827
1M US L + 8.50%, 11/18/2024	488,038	492,105
Ranpak Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	25,605	25,733
Strategic Materials Holding Corp., First Lien Initial Term Loan:
3M US L + 3.75%, 11/01/2024	549,692	526,789
3M US L + 7.75%, 12/27/2025(b)	1,400,000	1,295,000
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	383,070	382,432
		10,511,063

Diversified Insurance - 2.33%
Acrisure LLC, First Lien 2017-2 Refinancing Term Loan:
3M US L + 4.25%, 11/22/2023	1,481,209	1,489,237
3M US L + 3.75%, 11/22/2023	616,433	619,003
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 3.00%, 02/14/2025	418,711	417,796
1M US L + 6.75%, 02/16/2026	385,714	383,786
Genworth Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 02/28/2023	381,652	391,195
One Call Corp., First Lien Extended Term Loan, 1M US L + 5.25%, 11/28/2022	782,744	744,683
York Risk Services Holding Corp., First Lien Term Loan, 1M US L + 3.75%, 10/01/2021	2,341,052	2,274,239
		6,319,939

Drugs - 2.37%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	392,857	394,700
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,619,265	1,632,089
Avantor, Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.00%, 11/21/2024	2,448,602	2,481,315
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023(c)	1,908,820	1,917,772
		6,425,876

Ecological Services & Equipment - 0.29%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	778,760	785,574

Electronics/Electrical - 22.55%
AppLovin Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 08/15/2025	396,907	402,117
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 3M US L + 4.25%, 10/02/2025(c)	3,300,000	3,335,987
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 05/21/2025(b)	1,271,813	1,276,582
Compuware Corp., First Lien Term Loan, 1M US L + 3.50%, 08/25/2025	545,032	550,254
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/25/2025(b)	313,725	310,980
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,876,403	3,172,196
DigiCert, Inc., First Lien Term Loan, 1M US L + 4.75%, 09/20/2024	2,560,191	2,570,598
Dynatrace LLC, Second Lien Term Loan, 1M US L + 7.00%, 08/21/2026	612,174	621,357
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	511,286	516,718
Flexera Software LLC, First Lien Initial Term Loan:
1M US L + 3.25%, 02/26/2025(c)	717,119	720,256
1M US L + 7.25%, 02/26/2026	580,645	584,637

	Principal
	Amount	Value

Electronics/Electrical (continued)
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/27/2024(b)	$1,898,550	$1,912,789
Help/Systems Holdings, Inc., First Lien Term Loan, 1M US L + 3.75%, 03/28/2025	1,178,150	1,186,986
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	411,576	418,779
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024(c)	1,911,773	1,930,097
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	2,087,845	2,107,846
1M US L + 9.00%, 01/20/2025	2,000,000	1,941,670
McAfee LLC, First Lien Closing Date USD Term Loan, 1M US L + 4.50%, 09/30/2024	3,329,699	3,361,215
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	945,135	952,739
MLN US HoldCo LLC, First Lien Term Loan, 3M US L + 4.50%, 07/11/2025(c)	1,510,563	1,528,033
Navex Topco, Inc., First Lien Initial Term Loan:
3M US L + 3.25%, 09/04/2025	247,191	247,503
3M US L + 7.00%, 09/04/2026	1,100,000	1,108,250
P2 Upstream Acquisition Co., First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	2,708,738	2,683,343
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	1,565,308	1,567,914
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 1/23/2025	558,600	561,044
Presidio Holdings, Inc., First Lien B Term Loan, 3M US L + 2.75%, 02/02/2024	1,067,518	1,071,745
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	3,366,843	3,371,758
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	1,313,433	1,316,716
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 1M US L + 4.00%, 7/7/2023	325,034	326,795
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	752,958	688,956
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	3,100,000	3,130,023
3M US L + 8.25%, 05/17/2026	3,100,000	3,084,516
Riverbed Technology, Inc., First Lien First Amendment Term Loan, 1M US L + 3.25%, 04/24/2022	992,140	992,080
SciQuest, Inc., First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	2,066,538	2,066,538
SCS Holdings I, Inc., First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	1,289,479	1,299,150
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	1,490,323	1,494,048
3M US L + 7.50%, 05/17/2026	1,760,000	1,755,600
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	1,806,089	1,763,764
Web.com Group, Inc., First Lien B Term Loan:
3M US L + 3.75%, 09/17/2025(c)	2,200,000	2,216,500
3M US L + 7.75%, 09/17/2026(c)	1,100,000	1,109,625
		61,257,704

Equipment Leasing - 0.89%
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 1M US L + 6.00%, 06/15/2023(b)	2,400,000	2,427,000

Financial Intermediaries - 4.02%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024(c)	2,775,374	2,366,006
Intralinks, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 11/11/2024	927,202	930,827
ION Trading Technologies S.A.R.L., First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	2,765,035	2,757,694
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	2,145,000	2,151,703
1M US L + 7.50%, 05/25/2026(b)	550,000	558,250
Resolute Investment Managers, Inc., Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	1,000,000	1,015,000
Sungard Availability Services Capital, Inc., First Lien 2021 Tranche B Term Loan, 1M US L + 7.00%, 09/30/2021	1,218,125	1,132,857
		10,912,337

Food Products - 3.26%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024(c)	2,092,722	2,023,139
CSM Bakery Solutions, Ltd., First Lien Term Loan, 3M US L + 4.00%, 7/3/2020	2,099,529	2,037,068
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	3,680,714	3,690,689
1M US L + 8.00%, 02/01/2024	1,105,629	1,117,150
		8,868,046

	Principal
	Amount	Value

Food Service - 2.98%
CEC Entertainment, Inc., First Lien B Term Loan, 1M US L + 3.25%, 02/12/2021	$1,643,859	$1,595,571
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	1,609,300	1,606,283
Fogo de Chao, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/05/2025	942,879	949,366
NPC International, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 04/19/2024	282,976	284,603
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/14/2025(b)	1,271,389	1,293,638
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021(b)	1,359,941	1,363,340
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	993,103	1,010,175
		8,102,976

Food/Drug Retailers - 1.75%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	4,536,029	4,550,930
3M US L + 4.00%, 02/07/2025	207,292	207,973
		4,758,903

Health Insurance - 0.83%
FHC Health Systems, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021	2,572,412	2,248,288

Healthcare - 21.78%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	3,525,728	3,560,245
ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 5/10/2023	590,456	594,146
Auris LuxCo, First Lien B Term Loan, 3M US L + 3.75%, 07/24/2025(c)	761,538	772,013
BioClinica Holding I LP, First Lien Initial Term Loan:
3M US L + 4.25%, 10/20/2023	1,849,903	1,763,198
3M US L + 8.25%, 10/21/2024(b)	1,052,629	968,418
Certara Holdco, Inc., First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024	222,067	222,761
Covenant Surgical Partners, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 10/04/2024(b)	172,334	173,195
3M US L + 4.50%, 10/04/2024(b)	572,596	575,459
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	2,188,093	2,065,013
Dentalcorp of Canada ULC, First Lien Initial Term Loan:
3M US L + 2.184%, 06/06/2025(d)	58,046	58,663
1M US L + 3.75%, 06/06/2025	927,254	937,105
Endo International PLC, First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	2,283,520	2,302,313
Envision Healthcare Corp., First Lien Term Loan, 3M US L + 3.75%, 09/26/2025(c)	2,299,355	2,293,043
Equian Buyer Corp., First Lien 2018 Incremental Term Loan, 1M US L + 3.25%, 05/20/2024	1,497,080	1,506,204
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,362,069	1,362,069
Heartland Dental LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 04/30/2025	2,347,939	2,351,848
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	1,228,009	1,185,029
Lifescan Global Corp., First Lien Term Loan, 3M US L + 6.00%, 09/28/2024(c)	3,300,000	3,272,165
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/10/2025	1,011,290	1,008,130
MedPlast Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	916,667	928,703
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024(b)(c)	2,065,275	2,075,601
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023	3,462,824	3,488,812
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023(b)	237,362	239,142
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	3,551,678	3,582,755
NVA Holdings, Inc., First Lien B-3 Term Loan, 1M US L + 2.75%, 2/2/2025	483,633	482,801
Onex Carestream Finance LP, First Lien 2013 Term Loan:
1M US L + 4.00%, 06/07/2019	222,537	222,722
1M US L + 8.50%, 12/07/2019	2,367,258	2,363,115
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	1,585,252	1,601,105
Pearl Intermediate Parent LLC, First Lien Initial Term Loan:
3M US L + 1.48444%, 02/14/2025(d)	32,648	32,353
1M US L + 2.75%, 02/14/2025	399,987	396,363
PharMerica Corp., First Lien Initial Term Loan:
1M US L + 3.50%, 12/06/2024	1,432,800	1,444,220
1M US L + 7.75%, 12/07/2025	289,405	289,224
Press Ganey Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	408,582	412,668
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	809,777	812,644
Prospect Medical Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 5.50%, 02/22/2024	2,585,992	2,628,014
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	3,894,875	3,804,806

	Principal
	Amount	Value

Healthcare (continued)
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	$1,375,000	$1,389,039
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	3,291,750	3,242,374
YI LLC, First Lien Initial Term Loan:
3M US L + 4.00%, 11/06/2024(b)	1,134,462	1,134,462
3M US L + 2.44303%, 11/07/2024(b)(d)	137,034	137,034
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026	1,500,000	1,490,625
		59,169,599

Home Furnishings - 1.35%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	952,800	954,291
1M US L + 3.25%, 12/13/2023	1,309,895	1,313,170
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024(c)	112,694	113,539
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/8/2024	1,645,600	1,290,150
		3,671,150

Industrial Equipment - 3.38%
Apex Tool Group LLC, First Lien Second Amendment Term Loan, 1M US L + 3.75%, 02/01/2022	1,590,368	1,598,034
Blount International, Inc., First Lien New Refinancing Term Loan, 3M US L + 3.75%, 04/12/2023(c)	535,769	538,869
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	1,490,735	1,475,209
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.50%, 09/30/2024	1,425,521	1,434,139
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	727,273	731,062
1M US L + 6.75%, 09/06/2026	468,085	469,353
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	1,361,451	1,353,793
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	1,630,106	1,587,063
		9,187,522

Insurance - 1.04%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	2,122,500	2,141,072
Gem Acquisitions, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 03/02/2025	681,359	682,316
		2,823,388

Leisure Goods/Activities/Movies - 1.37%
Bulldog Purchaser, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/05/2025	678,458	678,038
Recess Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.75%, 09/30/2024(d)	234,524	236,796
3M US L + 3.75%, 09/30/2024	1,744,286	1,761,188
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	1,024,100	1,037,541
		3,713,563

Lodging & Casinos - 1.64%
AP Gaming I LLC, First Lien 2018 Refinancing B Term Loan, 1M US L + 4.25%, 02/15/2024	2,705,655	2,727,070
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024(b)	1,751,200	1,731,499
		4,458,569

Nonferrous Metals/Minerals - 1.37%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	1,765,690	1,800,456
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	1,012,304	1,021,162
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 1M US L + 7.25%, 10/17/2022	975,193	896,743
		3,718,361

Oil & Gas - 4.85%
Ascent Resources - Marcellus LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023	246,914	248,044
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025(b)	1,320,000	1,311,750
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	520,751	514,567

	Principal
	Amount	Value

Oil & Gas (continued)
Oryx Southern Delaware Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	$2,704,059	$2,668,568
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021(c)	1,651,500	1,601,443
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	2,794,974	2,580,698
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	14,516	12,624
3M US L + 0.00%, 10/01/2019(b)	109,547	95,273
3M US L + 0.00%, 10/01/2019(b)	8,866	7,711
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	370,357	341,964
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	226,216	208,873
Traverse Midstream Partners LLC, First Lien Advance Term Loan, 3M US L + 4.00%, 09/27/2024	1,530,949	1,544,505
UTEX Industries, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/21/2021	2,063,378	2,047,903
		13,183,923

Property & Casualty Insurance - 1.38%
Applied Systems, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 09/19/2024	99,000	99,694
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.00%, 08/04/2025	1,910,526	1,967,250
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 5.25%, 04/19/2022	1,732,368	1,695,555
		3,762,499

Publishing - 1.34%
Recorded Books, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 08/29/2025(b)	964,912	975,767
Southern Graphics, Inc., Second Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2022	1,156,503	1,158,816
1M US L + 7.50%, 12/31/2023	1,500,000	1,506,563
		3,641,146

Retailers (except food & drug) - 2.85%
Academy, Ltd., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	663,534	517,792
Apro LLC, First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	790,508	796,686
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	1,094,008	1,061,417
FullBeauty Brands Holdings Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 10/14/2022	833,383	254,599
Neiman Marcus Group, Ltd. LLC, First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	1,242,354	1,156,805
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 1/26/2023	652,343	530,766
Spencer Gifts LLC, First Lien B-1 Term Loan, 1M US L + 4.25%, 07/16/2021	3,632,992	3,417,283
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 0.00%, 11/16/2017(b)(e)	4,441,348	8,883
		7,744,231

Steel - 1.42%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	1,872,358	1,891,082
Graftech International, Ltd., First Lien Initial Term Loan, 1M US L + 3.50%, 02/12/2025(b)	1,580,000	1,592,838
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	362,464	366,542
		3,850,462

Surface Transport - 0.85%
FPC Holdings, Inc., First Lien B-1 Term Loan:
1M US L + 4.50%, 11/21/2022	1,094,500	1,108,181
1M US L + 9.00%, 11/20/2023	498,113	508,076
SMB Shipping Logistics LLC, First Lien Term Loan, 1M US L + 4.00%, 02/05/2024	678,197	681,167
		2,297,424

Telecommunications - 3.16%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	842,907	846,068
Cologix Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,797,743	1,817,968
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	300,751	301,630
Ensono LP, First Lien Term Loan, 3M US L + 5.25%, 06/27/2025(c)	1,244,903	1,258,908
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	723,215	724,723
3M US L + 7.50%, 12/16/2024	588,972	591,428

	Principal
	Amount	Value

Telecommunications (continued)
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	$1,080,000	$1,071,673
3M US L + 7.25%, 08/01/2025	1,157,143	1,129,372
Securus Technologies Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 11/01/2024(c)	680,000	681,136
1M US L + 4.50%, 11/01/2024	169,148	169,824
		8,592,730

Utilities - 3.54%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 07/31/2025	2,974,342	3,014,689
1M US L + 6.75%, 08/03/2026	274,143	279,832
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	590,523	590,423
Granite Acquisition, Inc., First Lien C Term Loan, 3M US L + 3.50%, 12/17/2021	62,857	63,458
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	495,000	498,712
Moxie Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	2,388,034	2,220,872
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	1,386,898	1,377,884
Southeast PowerGen LLC, First Lien B Advance Term Loan, 1M US L + 3.50%, 12/02/2021	1,622,958	1,576,297
		9,622,167

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $384,183,063)		380,989,634

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 1.85%
Structured Finance Obligations - 1.85%
Babson CLO, Ltd. 2015-I 3M US L + 5.50%, 01/20/2031(b)(f)	875,000	863,447
Carlyle Global Market Strategies CLO 2016-2, Ltd. 3M US L + 5.17%, 07/15/2027(b)(f)	1,000,000	1,001,796
CIFC Funding 2018-I, Ltd. 3M US L + 5.00%, 04/18/2031(b)(f)	725,000	695,010
Highbridge Loan Management 6-2015, Ltd. 3M US L + 5.10%, 02/05/2031(b)(f)	834,000	812,368
Neuberger Berman Loan Advisers CLO 27, Ltd. 3M US L + 5.20%, 01/15/2030(b)(f)	667,000	648,624
Sound Point Clo XX, Ltd. 3M US L + 6.00%, 07/26/2031(b)(f)	1,000,000	992,346
		5,013,591

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $5,091,110)		5,013,591

CORPORATE BONDS - 7.10%
Aerospace & Defense - 0.60%
Engility Corp. 8.875%, 09/01/2024	1,500,000	1,636,875

Building & Development - 1.77%
Great Lakes Dredge & Dock Corp. 8.000%, 05/15/2022	2,080,000	2,142,400
NWH Escrow Corp. 7.500%, 08/01/2021(f)	1,000,000	917,500
Zachry Holdings, Inc. 7.500%, 02/01/2020(f)	1,750,000	1,764,665
		4,824,565

Chemical & Plastics - 0.22%
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(f)	595,000	603,925

Containers & Glass Products - 0.12%
ARD Securities Finance SARL 8.750%, 01/31/2023(f)(g)	313,708	315,277

Diversified Insurance - 0.20%
NFP Corp. 6.875%, 07/15/2025(f)	553,000	555,765

Drugs - 0.66%
Avantor, Inc. 9.000%, 10/01/2025(f)	1,733,000	1,791,489

	Principal
	Amount	Value

Ecological Services & Equipment - 0.60%
GFL Environmental, Inc. 5.375%, 03/01/2023(f)	$1,325,000	$1,248,812
Hulk Finance Corp. 7.000%, 06/01/2026(f)	396,000	383,625
		1,632,437

Electronics/Electrical - 0.86%
BMC Software Finance, Inc. 8.125%, 07/15/2021(f)	1,000,000	1,023,350
Riverbed Technology, Inc. 8.875%, 03/01/2023(f)	1,385,000	1,310,556
		2,333,906

Food Service - 0.36%
PF Chang's China Bistro, Inc. 10.250%, 06/30/2020(f)	1,000,000	967,500

Healthcare - 1.57%
Enterprise Merger Sub, Inc. 8.750%, 10/15/2026(f)	2,292,000	2,261,069
Team Health Holdings, Inc. 6.375%, 02/01/2025(f)	1,000,000	870,000
Tenet Healthcare Corp. 7.000%, 08/01/2025	1,143,000	1,133,856
		4,264,925

Publishing - 0.14%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(f)	420,000	378,000

TOTAL CORPORATE BONDS
(Cost $19,310,941)		19,304,664

	Shares
COMMON STOCK - 0.23%
Oil & Gas - 0.23%
Ascent Resources - Equity(b)	177,384	$558,760
Templar Energy LLC(b)(h)	72,786	76,425
		635,185

TOTAL COMMON STOCK
(Cost $3,533,965)		635,185

PREFERRED STOCK - 0.12%
Oil & Gas - 0.12%
Templar Energy LLC(b)(h)	48,248	313,614

TOTAL PREFERRED STOCK
(Cost $482,483)		313,614

WARRANTS - 0.00%
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)	45,926	1,378

TOTAL WARRANTS
(Cost $5,013)		1,378

Total Investments - 149.52%
(Cost $412,606,575)	$406,258,066

Liabilities in Excess of Other Assets - (0.76)%	(2,042,409)

Leverage Facility - (48.76)%	(132,500,000)

Net Assets - 100.00%	$271,715,657

Amounts above are shown as a percentage of net assets as of September 30, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Libor Rates:

1M US L - 1 Month LIBOR as of September 30, 2018 was 2.26%

2M US L - 2 Month LIBOR as of September 30, 2018 was 2.31%

3M US L - 3 Month LIBOR as of September 30, 2018 was 2.40%

6M US L - 6 Month LIBOR as of September 30, 2018 was 2.60%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of September 30, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	A portion of this position was not funded as of September 30, 2018. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2018, the Fund has unfunded delayed draw loans in the amount of $2,144,019. Fair value of these unfunded delayed draw loans was $2,154,144.
(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $19,405,124, which represented approximately 7.14% of net assets as of September 30, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BSL to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, the Fund was initially scheduled to dissolve on or about May 31, 2020. On November 17, 2017, the Fund’s shareholders approved extending the term of the Fund by two years by changing the Fund’s scheduled dissolution date from May 31, 2020 to May 31, 2022. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times. On March 31, 2017 the Fund announced an extension of the Fund’s reinvestment period. The extension will allow the Fund to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to the Fund’s scheduled dissolution date, which is currently May 31, 2022.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s managed assets will be invested in senior secured, floating rate loans (“Senior Loans”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BSL is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation (“CLO”) securities are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of September 30, 2018:

Blackstone / GSO Senior Floating Rate Term Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$6,915,819	$2,357,283	$9,273,102
Automotive	–	2,039,601	2,698,076	4,737,677
Brokers, Dealers & Investment Houses	–	1,106,600	693,000	1,799,600
Building & Development	–	25,731,274	253,750	25,985,024
Business Equipment & Services	–	43,425,030	15,117,234	58,542,264
Chemical & Plastics	–	5,584,763	3,822,271	9,407,033
Conglomerates	–	6,277,321	933,333	7,210,654
Containers & Glass Products	–	8,380,199	2,130,864	10,511,063
Electronics/Electrical	–	54,374,098	6,883,606	61,257,704
Equipment Leasing	–	–	2,427,000	2,427,000
Financial Intermediaries	–	9,339,087	1,573,250	10,912,337
Food Service	–	5,445,997	2,656,979	8,102,976
Health Care	–	53,866,287	5,303,312	59,169,599
Insurance	–	682,316	2,141,072	2,823,388
Lodging & Casinos	–	2,727,070	1,731,499	4,458,569
Oil & Gas	–	11,756,565	1,427,358	13,183,923
Publishing	–	2,665,379	975,768	3,641,147
Retailers (except food & drug)	–	7,735,348	8,883	7,744,231
Steel	–	366,542	3,483,920	3,850,462
Other	–	75,951,880	–	75,951,880
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	5,013,591	5,013,591
Corporate Bonds	–	19,304,665	–	19,304,665
Common Stock
Oil & Gas	–	–	635,185	635,185
Preferred Stocks
Oil & Gas	–	–	313,614	313,614
Warrants
Oil & Gas	–	–	1,378	1,378
Total	$–	$343,675,840	$62,582,226	$406,258,066

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Preferred Stock	Warrants	Total
Balance as of December 31, 2017	$59,352,858	$-	$118,278	$446,297	$-	$59,917,433
Accrued discount/ premium	70,838	110	-	-	-	70,948
Realized Gain/(Loss)	149,002	-	-	-	-	149,002
Change in Unrealized Appreciation/(Depreciation)	27,919	(77,519)	(97,775)	(132,683)	(3,635)	(283,693)
Purchases	35,279,157	5,091,000	614,682	-	5,013	40,989,852
Sales Proceeds	(37,160,624)	-	-	-	-	(37,160,627)
Transfer into Level 3	12,440,362	-	-	-	-	12,440,362
Transfer out of Level 3	(13,541,054)	-	-	-	-	(13,541,054)
Balance as of September 30, 2018	$56,618,458	$5,013,591	$635,185	$313,614	$1,378	$62,582,226
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2018	$304,680	$(77,519)	$(97,775)	$(132,683)	$(3,635)	$(6,932)

Information about Level 3 fair value measurements as of September 30, 2018:

Blackstone / GSO Senior Floating Rate Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$56,618,458	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$5,013,591	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$635,185	Third-party vendor pricing service	Broker quotes	N/A
Preferred Stock	$313,614	Third-party vendor pricing service	Broker quotes	N/A
Warrants	$1,378	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2018, 80.12% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2018, BSL had invested $57,194,702 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. BSL had no outstanding participations as of September 30, 2018.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015, October 5, 2016, and October 4, 2017 and as further amended and restated on June 20, 2018 to borrow up to a limit of $142 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.15% above LIBOR for short-term (one (1) month) LIBOR loans and 1.00% above LIBOR for long term (three (3) month, six (6) month or nine (9) month) LIBOR loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.20% on the undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2018, BSL had borrowings outstanding under its Leverage Facility of $132,500,000, at an interest rate of 3.29%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2018. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2018, the average borrowings under BSL’s Leverage Facility and the average interest rate were $132,260,073 and 3.06%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of September 30, 2018, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2018, BSL’s leverage represented 32.78% of the Fund’s Managed Assets.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	November 29, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	November 29, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2018